Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information	Supplemental Disclosure of Cash Flow Information

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Cash paid for interest	$196,622	$317,975	$210,918
Cash paid for income taxes (net of refunds)	$140,718	$163,778	$116,322